Shareholder Report, Holdings (Details)	Jul. 31, 2026
C000116932 [Member] | Fitch, D Rating [Member]
Holdings [Line Items]
Percent of Total Investments	0.40%
C000116932 [Member] | Fitch, CC Rating [Member]
Holdings [Line Items]
Percent of Total Investments	0.20%
C000116932 [Member] | Fitch, CCC Rating [Member]
Holdings [Line Items]
Percent of Total Investments	10.90%
C000116932 [Member] | Fitch, B Rating [Member]
Holdings [Line Items]
Percent of Total Investments	33.90%
C000116932 [Member] | Fitch, BB Rating [Member]
Holdings [Line Items]
Percent of Total Investments	49.70%
C000116932 [Member] | Fitch, BBB Rating [Member]
Holdings [Line Items]
Percent of Total Investments	1.20%
C000116932 [Member] | Money Market Funds Quality [Member]
Holdings [Line Items]
Percent of Total Investments	2.20%
C000116932 [Member] | Not Rated [Member]
Holdings [Line Items]
Percent of Total Investments	1.50%
C000116932 [Member] | Non Fixed Income [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%
C000116932 [Member] | Fixed Income Securities [Member]
Holdings [Line Items]
Percent of Total Investments	97.80%	[1]
C000116932 [Member] | Equity [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%
C000116932 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	2.20%
C000006472 [Member] | Fitch, D Rating [Member]
Holdings [Line Items]
Percent of Total Investments	0.40%
C000006472 [Member] | Fitch, CC Rating [Member]
Holdings [Line Items]
Percent of Total Investments	0.20%
C000006472 [Member] | Fitch, CCC Rating [Member]
Holdings [Line Items]
Percent of Total Investments	10.90%
C000006472 [Member] | Fitch, B Rating [Member]
Holdings [Line Items]
Percent of Total Investments	33.90%
C000006472 [Member] | Fitch, BB Rating [Member]
Holdings [Line Items]
Percent of Total Investments	49.70%
C000006472 [Member] | Fitch, BBB Rating [Member]
Holdings [Line Items]
Percent of Total Investments	1.20%
C000006472 [Member] | Money Market Funds Quality [Member]
Holdings [Line Items]
Percent of Total Investments	2.20%
C000006472 [Member] | Not Rated [Member]
Holdings [Line Items]
Percent of Total Investments	1.50%
C000006472 [Member] | Non Fixed Income [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%
C000006472 [Member] | Fixed Income Securities [Member]
Holdings [Line Items]
Percent of Total Investments	97.80%	[2]
C000006472 [Member] | Equity [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%
C000006472 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	2.20%
C000006483 [Member] | Fitch, D Rating [Member]
Holdings [Line Items]
Percent of Total Investments	0.40%
C000006483 [Member] | Fitch, CC Rating [Member]
Holdings [Line Items]
Percent of Total Investments	0.20%
C000006483 [Member] | Fitch, CCC Rating [Member]
Holdings [Line Items]
Percent of Total Investments	10.90%
C000006483 [Member] | Fitch, B Rating [Member]
Holdings [Line Items]
Percent of Total Investments	33.90%
C000006483 [Member] | Fitch, BB Rating [Member]
Holdings [Line Items]
Percent of Total Investments	49.70%
C000006483 [Member] | Fitch, BBB Rating [Member]
Holdings [Line Items]
Percent of Total Investments	1.20%
C000006483 [Member] | Money Market Funds Quality [Member]
Holdings [Line Items]
Percent of Total Investments	2.20%
C000006483 [Member] | Not Rated [Member]
Holdings [Line Items]
Percent of Total Investments	1.50%
C000006483 [Member] | Non Fixed Income [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%
C000006483 [Member] | Fixed Income Securities [Member]
Holdings [Line Items]
Percent of Total Investments	97.80%	[3]
C000006483 [Member] | Equity [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%
C000006483 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	2.20%
C000006482 [Member] | Fitch, D Rating [Member]
Holdings [Line Items]
Percent of Total Investments	0.40%
C000006482 [Member] | Fitch, CC Rating [Member]
Holdings [Line Items]
Percent of Total Investments	0.20%
C000006482 [Member] | Fitch, CCC Rating [Member]
Holdings [Line Items]
Percent of Total Investments	10.90%
C000006482 [Member] | Fitch, B Rating [Member]
Holdings [Line Items]
Percent of Total Investments	33.90%
C000006482 [Member] | Fitch, BB Rating [Member]
Holdings [Line Items]
Percent of Total Investments	49.70%
C000006482 [Member] | Fitch, BBB Rating [Member]
Holdings [Line Items]
Percent of Total Investments	1.20%
C000006482 [Member] | Money Market Funds Quality [Member]
Holdings [Line Items]
Percent of Total Investments	2.20%
C000006482 [Member] | Not Rated [Member]
Holdings [Line Items]
Percent of Total Investments	1.50%
C000006482 [Member] | Non Fixed Income [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%
C000006482 [Member] | Fixed Income Securities [Member]
Holdings [Line Items]
Percent of Total Investments	97.80%	[4]
C000006482 [Member] | Equity [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%
C000006482 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	2.20%
C000006480 [Member] | Fitch, D Rating [Member]
Holdings [Line Items]
Percent of Total Investments	0.40%
C000006480 [Member] | Fitch, CC Rating [Member]
Holdings [Line Items]
Percent of Total Investments	0.20%
C000006480 [Member] | Fitch, CCC Rating [Member]
Holdings [Line Items]
Percent of Total Investments	10.90%
C000006480 [Member] | Fitch, B Rating [Member]
Holdings [Line Items]
Percent of Total Investments	33.90%
C000006480 [Member] | Fitch, BB Rating [Member]
Holdings [Line Items]
Percent of Total Investments	49.70%
C000006480 [Member] | Fitch, BBB Rating [Member]
Holdings [Line Items]
Percent of Total Investments	1.20%
C000006480 [Member] | Money Market Funds Quality [Member]
Holdings [Line Items]
Percent of Total Investments	2.20%
C000006480 [Member] | Not Rated [Member]
Holdings [Line Items]
Percent of Total Investments	1.50%
C000006480 [Member] | Non Fixed Income [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%
C000006480 [Member] | Fixed Income Securities [Member]
Holdings [Line Items]
Percent of Total Investments	97.80%	[5]
C000006480 [Member] | Equity [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%
C000006480 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	2.20%
C000006478 [Member] | Fitch, D Rating [Member]
Holdings [Line Items]
Percent of Total Investments	0.40%
C000006478 [Member] | Fitch, CC Rating [Member]
Holdings [Line Items]
Percent of Total Investments	0.20%
C000006478 [Member] | Fitch, CCC Rating [Member]
Holdings [Line Items]
Percent of Total Investments	10.90%
C000006478 [Member] | Fitch, B Rating [Member]
Holdings [Line Items]
Percent of Total Investments	33.90%
C000006478 [Member] | Fitch, BB Rating [Member]
Holdings [Line Items]
Percent of Total Investments	49.70%
C000006478 [Member] | Fitch, BBB Rating [Member]
Holdings [Line Items]
Percent of Total Investments	1.20%
C000006478 [Member] | Money Market Funds Quality [Member]
Holdings [Line Items]
Percent of Total Investments	2.20%
C000006478 [Member] | Not Rated [Member]
Holdings [Line Items]
Percent of Total Investments	1.50%
C000006478 [Member] | Non Fixed Income [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%
C000006478 [Member] | Fixed Income Securities [Member]
Holdings [Line Items]
Percent of Total Investments	97.80%	[6]
C000006478 [Member] | Equity [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%
C000006478 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	2.20%
C000006477 [Member] | Fitch, D Rating [Member]
Holdings [Line Items]
Percent of Total Investments	0.40%
C000006477 [Member] | Fitch, CC Rating [Member]
Holdings [Line Items]
Percent of Total Investments	0.20%
C000006477 [Member] | Fitch, CCC Rating [Member]
Holdings [Line Items]
Percent of Total Investments	10.90%
C000006477 [Member] | Fitch, B Rating [Member]
Holdings [Line Items]
Percent of Total Investments	33.90%
C000006477 [Member] | Fitch, BB Rating [Member]
Holdings [Line Items]
Percent of Total Investments	49.70%
C000006477 [Member] | Fitch, BBB Rating [Member]
Holdings [Line Items]
Percent of Total Investments	1.20%
C000006477 [Member] | Money Market Funds Quality [Member]
Holdings [Line Items]
Percent of Total Investments	2.20%
C000006477 [Member] | Not Rated [Member]
Holdings [Line Items]
Percent of Total Investments	1.50%
C000006477 [Member] | Non Fixed Income [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%
C000006477 [Member] | Fixed Income Securities [Member]
Holdings [Line Items]
Percent of Total Investments	97.80%	[7]
C000006477 [Member] | Equity [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%
C000006477 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	2.20%
C000006476 [Member] | Fitch, D Rating [Member]
Holdings [Line Items]
Percent of Total Investments	0.40%
C000006476 [Member] | Fitch, CC Rating [Member]
Holdings [Line Items]
Percent of Total Investments	0.20%
C000006476 [Member] | Fitch, CCC Rating [Member]
Holdings [Line Items]
Percent of Total Investments	10.90%
C000006476 [Member] | Fitch, B Rating [Member]
Holdings [Line Items]
Percent of Total Investments	33.90%
C000006476 [Member] | Fitch, BB Rating [Member]
Holdings [Line Items]
Percent of Total Investments	49.70%
C000006476 [Member] | Fitch, BBB Rating [Member]
Holdings [Line Items]
Percent of Total Investments	1.20%
C000006476 [Member] | Money Market Funds Quality [Member]
Holdings [Line Items]
Percent of Total Investments	2.20%
C000006476 [Member] | Not Rated [Member]
Holdings [Line Items]
Percent of Total Investments	1.50%
C000006476 [Member] | Non Fixed Income [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%
C000006476 [Member] | Fixed Income Securities [Member]
Holdings [Line Items]
Percent of Total Investments	97.80%	[8]
C000006476 [Member] | Equity [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%
C000006476 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	2.20%
C000006471 [Member] | Fitch, D Rating [Member]
Holdings [Line Items]
Percent of Total Investments	0.40%
C000006471 [Member] | Fitch, CC Rating [Member]
Holdings [Line Items]
Percent of Total Investments	0.20%
C000006471 [Member] | Fitch, CCC Rating [Member]
Holdings [Line Items]
Percent of Total Investments	10.90%
C000006471 [Member] | Fitch, B Rating [Member]
Holdings [Line Items]
Percent of Total Investments	33.90%
C000006471 [Member] | Fitch, BB Rating [Member]
Holdings [Line Items]
Percent of Total Investments	49.70%
C000006471 [Member] | Fitch, BBB Rating [Member]
Holdings [Line Items]
Percent of Total Investments	1.20%
C000006471 [Member] | Money Market Funds Quality [Member]
Holdings [Line Items]
Percent of Total Investments	2.20%
C000006471 [Member] | Not Rated [Member]
Holdings [Line Items]
Percent of Total Investments	1.50%
C000006471 [Member] | Non Fixed Income [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%
C000006471 [Member] | Fixed Income Securities [Member]
Holdings [Line Items]
Percent of Total Investments	97.80%	[9]
C000006471 [Member] | Equity [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%
C000006471 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	2.20%
C000006484 [Member] | Other Countries [Member]
Holdings [Line Items]
Percent of Total Investments	16.30%
C000006484 [Member] | Fitch, D Rating [Member]
Holdings [Line Items]
Percent of Total Investments	0.40%
C000006484 [Member] | Fitch, CC Rating [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%
C000006484 [Member] | Fitch, CCC Rating [Member]
Holdings [Line Items]
Percent of Total Investments	8.80%
C000006484 [Member] | Fitch, B Rating [Member]
Holdings [Line Items]
Percent of Total Investments	35.80%
C000006484 [Member] | Fitch, BB Rating [Member]
Holdings [Line Items]
Percent of Total Investments	48.90%
C000006484 [Member] | Fitch, BBB Rating [Member]
Holdings [Line Items]
Percent of Total Investments	0.80%
C000006484 [Member] | Money Market Funds Quality [Member]
Holdings [Line Items]
Percent of Total Investments	3.00%
C000006484 [Member] | Moody's, C Rating [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%
C000006484 [Member] | Not Rated [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%
C000006484 [Member] | BRAZIL
Holdings [Line Items]
Percent of Total Investments	1.90%
C000006484 [Member] | CANADA
Holdings [Line Items]
Percent of Total Investments	3.80%
C000006484 [Member] | COLOMBIA
Holdings [Line Items]
Percent of Total Investments	1.20%
C000006484 [Member] | FRANCE
Holdings [Line Items]
Percent of Total Investments	2.70%
C000006484 [Member] | ITALY
Holdings [Line Items]
Percent of Total Investments	2.50%
C000006484 [Member] | LUXEMBOURG
Holdings [Line Items]
Percent of Total Investments	1.80%
C000006484 [Member] | MEXICO
Holdings [Line Items]
Percent of Total Investments	1.90%
C000006484 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Total Investments	6.40%
C000006484 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Total Investments	61.50%
C000006484 [Member] | Non Fixed Income [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%
C000006484 [Member] | Fixed Income Securities [Member]
Holdings [Line Items]
Percent of Total Investments	96.90%	[10]
C000006484 [Member] | Equity [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%
C000006484 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	3.00%
C000006485 [Member] | Other Countries [Member]
Holdings [Line Items]
Percent of Total Investments	16.30%
C000006485 [Member] | Fitch, D Rating [Member]
Holdings [Line Items]
Percent of Total Investments	0.40%
C000006485 [Member] | Fitch, CC Rating [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%
C000006485 [Member] | Fitch, CCC Rating [Member]
Holdings [Line Items]
Percent of Total Investments	8.80%
C000006485 [Member] | Fitch, B Rating [Member]
Holdings [Line Items]
Percent of Total Investments	35.80%
C000006485 [Member] | Fitch, BB Rating [Member]
Holdings [Line Items]
Percent of Total Investments	48.90%
C000006485 [Member] | Fitch, BBB Rating [Member]
Holdings [Line Items]
Percent of Total Investments	0.80%
C000006485 [Member] | Money Market Funds Quality [Member]
Holdings [Line Items]
Percent of Total Investments	3.00%
C000006485 [Member] | Moody's, C Rating [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%
C000006485 [Member] | Not Rated [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%
C000006485 [Member] | BRAZIL
Holdings [Line Items]
Percent of Total Investments	1.90%
C000006485 [Member] | CANADA
Holdings [Line Items]
Percent of Total Investments	3.80%
C000006485 [Member] | COLOMBIA
Holdings [Line Items]
Percent of Total Investments	1.20%
C000006485 [Member] | FRANCE
Holdings [Line Items]
Percent of Total Investments	2.70%
C000006485 [Member] | ITALY
Holdings [Line Items]
Percent of Total Investments	2.50%
C000006485 [Member] | LUXEMBOURG
Holdings [Line Items]
Percent of Total Investments	1.80%
C000006485 [Member] | MEXICO
Holdings [Line Items]
Percent of Total Investments	1.90%
C000006485 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Total Investments	6.40%
C000006485 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Total Investments	61.50%
C000006485 [Member] | Non Fixed Income [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%
C000006485 [Member] | Fixed Income Securities [Member]
Holdings [Line Items]
Percent of Total Investments	96.90%	[11]
C000006485 [Member] | Equity [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%
C000006485 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	3.00%
C000006486 [Member] | Other Countries [Member]
Holdings [Line Items]
Percent of Total Investments	16.30%
C000006486 [Member] | Fitch, D Rating [Member]
Holdings [Line Items]
Percent of Total Investments	0.40%
C000006486 [Member] | Fitch, CC Rating [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%
C000006486 [Member] | Fitch, CCC Rating [Member]
Holdings [Line Items]
Percent of Total Investments	8.80%
C000006486 [Member] | Fitch, B Rating [Member]
Holdings [Line Items]
Percent of Total Investments	35.80%
C000006486 [Member] | Fitch, BB Rating [Member]
Holdings [Line Items]
Percent of Total Investments	48.90%
C000006486 [Member] | Fitch, BBB Rating [Member]
Holdings [Line Items]
Percent of Total Investments	0.80%
C000006486 [Member] | Money Market Funds Quality [Member]
Holdings [Line Items]
Percent of Total Investments	3.00%
C000006486 [Member] | Moody's, C Rating [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%
C000006486 [Member] | Not Rated [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%
C000006486 [Member] | BRAZIL
Holdings [Line Items]
Percent of Total Investments	1.90%
C000006486 [Member] | CANADA
Holdings [Line Items]
Percent of Total Investments	3.80%
C000006486 [Member] | COLOMBIA
Holdings [Line Items]
Percent of Total Investments	1.20%
C000006486 [Member] | FRANCE
Holdings [Line Items]
Percent of Total Investments	2.70%
C000006486 [Member] | ITALY
Holdings [Line Items]
Percent of Total Investments	2.50%
C000006486 [Member] | LUXEMBOURG
Holdings [Line Items]
Percent of Total Investments	1.80%
C000006486 [Member] | MEXICO
Holdings [Line Items]
Percent of Total Investments	1.90%
C000006486 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Total Investments	6.40%
C000006486 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Total Investments	61.50%
C000006486 [Member] | Non Fixed Income [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%
C000006486 [Member] | Fixed Income Securities [Member]
Holdings [Line Items]
Percent of Total Investments	96.90%	[12]
C000006486 [Member] | Equity [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%
C000006486 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	3.00%
C000006487 [Member] | Other Countries [Member]
Holdings [Line Items]
Percent of Total Investments	16.30%
C000006487 [Member] | Fitch, D Rating [Member]
Holdings [Line Items]
Percent of Total Investments	0.40%
C000006487 [Member] | Fitch, CC Rating [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%
C000006487 [Member] | Fitch, CCC Rating [Member]
Holdings [Line Items]
Percent of Total Investments	8.80%
C000006487 [Member] | Fitch, B Rating [Member]
Holdings [Line Items]
Percent of Total Investments	35.80%
C000006487 [Member] | Fitch, BB Rating [Member]
Holdings [Line Items]
Percent of Total Investments	48.90%
C000006487 [Member] | Fitch, BBB Rating [Member]
Holdings [Line Items]
Percent of Total Investments	0.80%
C000006487 [Member] | Money Market Funds Quality [Member]
Holdings [Line Items]
Percent of Total Investments	3.00%
C000006487 [Member] | Moody's, C Rating [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%
C000006487 [Member] | Not Rated [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%
C000006487 [Member] | BRAZIL
Holdings [Line Items]
Percent of Total Investments	1.90%
C000006487 [Member] | CANADA
Holdings [Line Items]
Percent of Total Investments	3.80%
C000006487 [Member] | COLOMBIA
Holdings [Line Items]
Percent of Total Investments	1.20%
C000006487 [Member] | FRANCE
Holdings [Line Items]
Percent of Total Investments	2.70%
C000006487 [Member] | ITALY
Holdings [Line Items]
Percent of Total Investments	2.50%
C000006487 [Member] | LUXEMBOURG
Holdings [Line Items]
Percent of Total Investments	1.80%
C000006487 [Member] | MEXICO
Holdings [Line Items]
Percent of Total Investments	1.90%
C000006487 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Total Investments	6.40%
C000006487 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Total Investments	61.50%
C000006487 [Member] | Non Fixed Income [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%
C000006487 [Member] | Fixed Income Securities [Member]
Holdings [Line Items]
Percent of Total Investments	96.90%	[13]
C000006487 [Member] | Equity [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%
C000006487 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	3.00%
C000064677 [Member] | Other Countries [Member]
Holdings [Line Items]
Percent of Total Investments	16.30%
C000064677 [Member] | Fitch, D Rating [Member]
Holdings [Line Items]
Percent of Total Investments	0.40%
C000064677 [Member] | Fitch, CC Rating [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%
C000064677 [Member] | Fitch, CCC Rating [Member]
Holdings [Line Items]
Percent of Total Investments	8.80%
C000064677 [Member] | Fitch, B Rating [Member]
Holdings [Line Items]
Percent of Total Investments	35.80%
C000064677 [Member] | Fitch, BB Rating [Member]
Holdings [Line Items]
Percent of Total Investments	48.90%
C000064677 [Member] | Fitch, BBB Rating [Member]
Holdings [Line Items]
Percent of Total Investments	0.80%
C000064677 [Member] | Money Market Funds Quality [Member]
Holdings [Line Items]
Percent of Total Investments	3.00%
C000064677 [Member] | Moody's, C Rating [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%
C000064677 [Member] | Not Rated [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%
C000064677 [Member] | BRAZIL
Holdings [Line Items]
Percent of Total Investments	1.90%
C000064677 [Member] | CANADA
Holdings [Line Items]
Percent of Total Investments	3.80%
C000064677 [Member] | COLOMBIA
Holdings [Line Items]
Percent of Total Investments	1.20%
C000064677 [Member] | FRANCE
Holdings [Line Items]
Percent of Total Investments	2.70%
C000064677 [Member] | ITALY
Holdings [Line Items]
Percent of Total Investments	2.50%
C000064677 [Member] | LUXEMBOURG
Holdings [Line Items]
Percent of Total Investments	1.80%
C000064677 [Member] | MEXICO
Holdings [Line Items]
Percent of Total Investments	1.90%
C000064677 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Total Investments	6.40%
C000064677 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Total Investments	61.50%
C000064677 [Member] | Non Fixed Income [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%
C000064677 [Member] | Fixed Income Securities [Member]
Holdings [Line Items]
Percent of Total Investments	96.90%	[14]
C000064677 [Member] | Equity [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%
C000064677 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	3.00%
C000064678 [Member] | Other Countries [Member]
Holdings [Line Items]
Percent of Total Investments	16.30%
C000064678 [Member] | Fitch, D Rating [Member]
Holdings [Line Items]
Percent of Total Investments	0.40%
C000064678 [Member] | Fitch, CC Rating [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%
C000064678 [Member] | Fitch, CCC Rating [Member]
Holdings [Line Items]
Percent of Total Investments	8.80%
C000064678 [Member] | Fitch, B Rating [Member]
Holdings [Line Items]
Percent of Total Investments	35.80%
C000064678 [Member] | Fitch, BB Rating [Member]
Holdings [Line Items]
Percent of Total Investments	48.90%
C000064678 [Member] | Fitch, BBB Rating [Member]
Holdings [Line Items]
Percent of Total Investments	0.80%
C000064678 [Member] | Money Market Funds Quality [Member]
Holdings [Line Items]
Percent of Total Investments	3.00%
C000064678 [Member] | Moody's, C Rating [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%
C000064678 [Member] | Not Rated [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%
C000064678 [Member] | BRAZIL
Holdings [Line Items]
Percent of Total Investments	1.90%
C000064678 [Member] | CANADA
Holdings [Line Items]
Percent of Total Investments	3.80%
C000064678 [Member] | COLOMBIA
Holdings [Line Items]
Percent of Total Investments	1.20%
C000064678 [Member] | FRANCE
Holdings [Line Items]
Percent of Total Investments	2.70%
C000064678 [Member] | ITALY
Holdings [Line Items]
Percent of Total Investments	2.50%
C000064678 [Member] | LUXEMBOURG
Holdings [Line Items]
Percent of Total Investments	1.80%
C000064678 [Member] | MEXICO
Holdings [Line Items]
Percent of Total Investments	1.90%
C000064678 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Total Investments	6.40%
C000064678 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Total Investments	61.50%
C000064678 [Member] | Non Fixed Income [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%
C000064678 [Member] | Fixed Income Securities [Member]
Holdings [Line Items]
Percent of Total Investments	96.90%	[15]
C000064678 [Member] | Equity [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%
C000064678 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	3.00%
C000064679 [Member] | Other Countries [Member]
Holdings [Line Items]
Percent of Total Investments	16.30%
C000064679 [Member] | Fitch, D Rating [Member]
Holdings [Line Items]
Percent of Total Investments	0.40%
C000064679 [Member] | Fitch, CC Rating [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%
C000064679 [Member] | Fitch, CCC Rating [Member]
Holdings [Line Items]
Percent of Total Investments	8.80%
C000064679 [Member] | Fitch, B Rating [Member]
Holdings [Line Items]
Percent of Total Investments	35.80%
C000064679 [Member] | Fitch, BB Rating [Member]
Holdings [Line Items]
Percent of Total Investments	48.90%
C000064679 [Member] | Fitch, BBB Rating [Member]
Holdings [Line Items]
Percent of Total Investments	0.80%
C000064679 [Member] | Money Market Funds Quality [Member]
Holdings [Line Items]
Percent of Total Investments	3.00%
C000064679 [Member] | Moody's, C Rating [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%
C000064679 [Member] | Not Rated [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%
C000064679 [Member] | BRAZIL
Holdings [Line Items]
Percent of Total Investments	1.90%
C000064679 [Member] | CANADA
Holdings [Line Items]
Percent of Total Investments	3.80%
C000064679 [Member] | COLOMBIA
Holdings [Line Items]
Percent of Total Investments	1.20%
C000064679 [Member] | FRANCE
Holdings [Line Items]
Percent of Total Investments	2.70%
C000064679 [Member] | ITALY
Holdings [Line Items]
Percent of Total Investments	2.50%
C000064679 [Member] | LUXEMBOURG
Holdings [Line Items]
Percent of Total Investments	1.80%
C000064679 [Member] | MEXICO
Holdings [Line Items]
Percent of Total Investments	1.90%
C000064679 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Total Investments	6.40%
C000064679 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Total Investments	61.50%
C000064679 [Member] | Non Fixed Income [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%
C000064679 [Member] | Fixed Income Securities [Member]
Holdings [Line Items]
Percent of Total Investments	96.90%	[16]
C000064679 [Member] | Equity [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%
C000064679 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	3.00%
C000064680 [Member] | Other Countries [Member]
Holdings [Line Items]
Percent of Total Investments	16.30%
C000064680 [Member] | Fitch, D Rating [Member]
Holdings [Line Items]
Percent of Total Investments	0.40%
C000064680 [Member] | Fitch, CC Rating [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%
C000064680 [Member] | Fitch, CCC Rating [Member]
Holdings [Line Items]
Percent of Total Investments	8.80%
C000064680 [Member] | Fitch, B Rating [Member]
Holdings [Line Items]
Percent of Total Investments	35.80%
C000064680 [Member] | Fitch, BB Rating [Member]
Holdings [Line Items]
Percent of Total Investments	48.90%
C000064680 [Member] | Fitch, BBB Rating [Member]
Holdings [Line Items]
Percent of Total Investments	0.80%
C000064680 [Member] | Money Market Funds Quality [Member]
Holdings [Line Items]
Percent of Total Investments	3.00%
C000064680 [Member] | Moody's, C Rating [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%
C000064680 [Member] | Not Rated [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%
C000064680 [Member] | BRAZIL
Holdings [Line Items]
Percent of Total Investments	1.90%
C000064680 [Member] | CANADA
Holdings [Line Items]
Percent of Total Investments	3.80%
C000064680 [Member] | COLOMBIA
Holdings [Line Items]
Percent of Total Investments	1.20%
C000064680 [Member] | FRANCE
Holdings [Line Items]
Percent of Total Investments	2.70%
C000064680 [Member] | ITALY
Holdings [Line Items]
Percent of Total Investments	2.50%
C000064680 [Member] | LUXEMBOURG
Holdings [Line Items]
Percent of Total Investments	1.80%
C000064680 [Member] | MEXICO
Holdings [Line Items]
Percent of Total Investments	1.90%
C000064680 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Total Investments	6.40%
C000064680 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Total Investments	61.50%
C000064680 [Member] | Non Fixed Income [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%
C000064680 [Member] | Fixed Income Securities [Member]
Holdings [Line Items]
Percent of Total Investments	96.90%	[17]
C000064680 [Member] | Equity [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%
C000064680 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	3.00%
C000064681 [Member] | Other Countries [Member]
Holdings [Line Items]
Percent of Total Investments	16.30%
C000064681 [Member] | Fitch, D Rating [Member]
Holdings [Line Items]
Percent of Total Investments	0.40%
C000064681 [Member] | Fitch, CC Rating [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%
C000064681 [Member] | Fitch, CCC Rating [Member]
Holdings [Line Items]
Percent of Total Investments	8.80%
C000064681 [Member] | Fitch, B Rating [Member]
Holdings [Line Items]
Percent of Total Investments	35.80%
C000064681 [Member] | Fitch, BB Rating [Member]
Holdings [Line Items]
Percent of Total Investments	48.90%
C000064681 [Member] | Fitch, BBB Rating [Member]
Holdings [Line Items]
Percent of Total Investments	0.80%
C000064681 [Member] | Money Market Funds Quality [Member]
Holdings [Line Items]
Percent of Total Investments	3.00%
C000064681 [Member] | Moody's, C Rating [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%
C000064681 [Member] | Not Rated [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%
C000064681 [Member] | BRAZIL
Holdings [Line Items]
Percent of Total Investments	1.90%
C000064681 [Member] | CANADA
Holdings [Line Items]
Percent of Total Investments	3.80%
C000064681 [Member] | COLOMBIA
Holdings [Line Items]
Percent of Total Investments	1.20%
C000064681 [Member] | FRANCE
Holdings [Line Items]
Percent of Total Investments	2.70%
C000064681 [Member] | ITALY
Holdings [Line Items]
Percent of Total Investments	2.50%
C000064681 [Member] | LUXEMBOURG
Holdings [Line Items]
Percent of Total Investments	1.80%
C000064681 [Member] | MEXICO
Holdings [Line Items]
Percent of Total Investments	1.90%
C000064681 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Total Investments	6.40%
C000064681 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Total Investments	61.50%
C000064681 [Member] | Non Fixed Income [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%
C000064681 [Member] | Fixed Income Securities [Member]
Holdings [Line Items]
Percent of Total Investments	96.90%	[18]
C000064681 [Member] | Equity [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%
C000064681 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	3.00%
C000191232 [Member] | Fitch, CC Rating [Member]
Holdings [Line Items]
Percent of Total Investments	1.50%
C000191232 [Member] | Fitch, CCC Rating [Member]
Holdings [Line Items]
Percent of Total Investments	1.10%
C000191232 [Member] | Fitch, B Rating [Member]
Holdings [Line Items]
Percent of Total Investments	2.10%
C000191232 [Member] | Fitch, BB Rating [Member]
Holdings [Line Items]
Percent of Total Investments	13.00%
C000191232 [Member] | Fitch, BBB Rating [Member]
Holdings [Line Items]
Percent of Total Investments	18.30%
C000191232 [Member] | Fitch, A Rating [Member]
Holdings [Line Items]
Percent of Total Investments	15.80%
C000191232 [Member] | Fitch, AA Rating [Member]
Holdings [Line Items]
Percent of Total Investments	11.60%
C000191232 [Member] | Money Market Funds Quality [Member]
Holdings [Line Items]
Percent of Total Investments	2.60%
C000191232 [Member] | Moody's, Aaa Rating [Member]
Holdings [Line Items]
Percent of Total Investments	0.90%
C000191232 [Member] | Not Rated [Member]
Holdings [Line Items]
Percent of Total Investments	33.10%
C000191232 [Member] | Universities Dormitories [Member]
Holdings [Line Items]
Percent of Total Investments	3.50%
C000191232 [Member] | Universities Colleges [Member]
Holdings [Line Items]
Percent of Total Investments	3.60%
C000191232 [Member] | Utilities Other [Member]
Holdings [Line Items]
Percent of Total Investments	5.10%
C000191232 [Member] | Miscellaneous Revenue Other [Member]
Holdings [Line Items]
Percent of Total Investments	5.90%
C000191232 [Member] | Multi Family Housing Revenue [Member]
Holdings [Line Items]
Percent of Total Investments	6.40%
C000191232 [Member] | Airport Revenue [Member]
Holdings [Line Items]
Percent of Total Investments	6.40%
C000191232 [Member] | Land Development [Member]
Holdings [Line Items]
Percent of Total Investments	6.70%
C000191232 [Member] | Secondary Schools [Member]
Holdings [Line Items]
Percent of Total Investments	9.60%
C000191232 [Member] | Healthcare Revenue Hospitals [Member]
Holdings [Line Items]
Percent of Total Investments	11.90%
C000191232 [Member] | Healthcare Revenue Long Term Care [Member]
Holdings [Line Items]
Percent of Total Investments	15.20%
C000191232 [Member] | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Total Investments	23.10%
C000191232 [Member] | Non Fixed Income [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%
C000191232 [Member] | Fixed Income Securities [Member]
Holdings [Line Items]
Percent of Total Investments	97.40%
C000191232 [Member] | Equity [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%
C000191232 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	2.60%
C000103072 [Member] | Fitch, CC Rating [Member]
Holdings [Line Items]
Percent of Total Investments	1.50%
C000103072 [Member] | Fitch, CCC Rating [Member]
Holdings [Line Items]
Percent of Total Investments	1.10%
C000103072 [Member] | Fitch, B Rating [Member]
Holdings [Line Items]
Percent of Total Investments	2.10%
C000103072 [Member] | Fitch, BB Rating [Member]
Holdings [Line Items]
Percent of Total Investments	13.00%
C000103072 [Member] | Fitch, BBB Rating [Member]
Holdings [Line Items]
Percent of Total Investments	18.30%
C000103072 [Member] | Fitch, A Rating [Member]
Holdings [Line Items]
Percent of Total Investments	15.80%
C000103072 [Member] | Fitch, AA Rating [Member]
Holdings [Line Items]
Percent of Total Investments	11.60%
C000103072 [Member] | Money Market Funds Quality [Member]
Holdings [Line Items]
Percent of Total Investments	2.60%
C000103072 [Member] | Moody's, Aaa Rating [Member]
Holdings [Line Items]
Percent of Total Investments	0.90%
C000103072 [Member] | Not Rated [Member]
Holdings [Line Items]
Percent of Total Investments	33.10%
C000103072 [Member] | Universities Dormitories [Member]
Holdings [Line Items]
Percent of Total Investments	3.50%
C000103072 [Member] | Universities Colleges [Member]
Holdings [Line Items]
Percent of Total Investments	3.60%
C000103072 [Member] | Utilities Other [Member]
Holdings [Line Items]
Percent of Total Investments	5.10%
C000103072 [Member] | Miscellaneous Revenue Other [Member]
Holdings [Line Items]
Percent of Total Investments	5.90%
C000103072 [Member] | Multi Family Housing Revenue [Member]
Holdings [Line Items]
Percent of Total Investments	6.40%
C000103072 [Member] | Airport Revenue [Member]
Holdings [Line Items]
Percent of Total Investments	6.40%
C000103072 [Member] | Land Development [Member]
Holdings [Line Items]
Percent of Total Investments	6.70%
C000103072 [Member] | Secondary Schools [Member]
Holdings [Line Items]
Percent of Total Investments	9.60%
C000103072 [Member] | Healthcare Revenue Hospitals [Member]
Holdings [Line Items]
Percent of Total Investments	11.90%
C000103072 [Member] | Healthcare Revenue Long Term Care [Member]
Holdings [Line Items]
Percent of Total Investments	15.20%
C000103072 [Member] | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Total Investments	23.10%
C000103072 [Member] | Non Fixed Income [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%
C000103072 [Member] | Fixed Income Securities [Member]
Holdings [Line Items]
Percent of Total Investments	97.40%
C000103072 [Member] | Equity [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%
C000103072 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	2.60%
C000006490 [Member] | Fitch, CC Rating [Member]
Holdings [Line Items]
Percent of Total Investments	1.50%
C000006490 [Member] | Fitch, CCC Rating [Member]
Holdings [Line Items]
Percent of Total Investments	1.10%
C000006490 [Member] | Fitch, B Rating [Member]
Holdings [Line Items]
Percent of Total Investments	2.10%
C000006490 [Member] | Fitch, BB Rating [Member]
Holdings [Line Items]
Percent of Total Investments	13.00%
C000006490 [Member] | Fitch, BBB Rating [Member]
Holdings [Line Items]
Percent of Total Investments	18.30%
C000006490 [Member] | Fitch, A Rating [Member]
Holdings [Line Items]
Percent of Total Investments	15.80%
C000006490 [Member] | Fitch, AA Rating [Member]
Holdings [Line Items]
Percent of Total Investments	11.60%
C000006490 [Member] | Money Market Funds Quality [Member]
Holdings [Line Items]
Percent of Total Investments	2.60%
C000006490 [Member] | Moody's, Aaa Rating [Member]
Holdings [Line Items]
Percent of Total Investments	0.90%
C000006490 [Member] | Not Rated [Member]
Holdings [Line Items]
Percent of Total Investments	33.10%
C000006490 [Member] | Universities Dormitories [Member]
Holdings [Line Items]
Percent of Total Investments	3.50%
C000006490 [Member] | Universities Colleges [Member]
Holdings [Line Items]
Percent of Total Investments	3.60%
C000006490 [Member] | Utilities Other [Member]
Holdings [Line Items]
Percent of Total Investments	5.10%
C000006490 [Member] | Miscellaneous Revenue Other [Member]
Holdings [Line Items]
Percent of Total Investments	5.90%
C000006490 [Member] | Multi Family Housing Revenue [Member]
Holdings [Line Items]
Percent of Total Investments	6.40%
C000006490 [Member] | Airport Revenue [Member]
Holdings [Line Items]
Percent of Total Investments	6.40%
C000006490 [Member] | Land Development [Member]
Holdings [Line Items]
Percent of Total Investments	6.70%
C000006490 [Member] | Secondary Schools [Member]
Holdings [Line Items]
Percent of Total Investments	9.60%
C000006490 [Member] | Healthcare Revenue Hospitals [Member]
Holdings [Line Items]
Percent of Total Investments	11.90%
C000006490 [Member] | Healthcare Revenue Long Term Care [Member]
Holdings [Line Items]
Percent of Total Investments	15.20%
C000006490 [Member] | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Total Investments	23.10%
C000006490 [Member] | Non Fixed Income [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%
C000006490 [Member] | Fixed Income Securities [Member]
Holdings [Line Items]
Percent of Total Investments	97.40%
C000006490 [Member] | Equity [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%
C000006490 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	2.60%
C000006489 [Member] | Fitch, CC Rating [Member]
Holdings [Line Items]
Percent of Total Investments	1.50%
C000006489 [Member] | Fitch, CCC Rating [Member]
Holdings [Line Items]
Percent of Total Investments	1.10%
C000006489 [Member] | Fitch, B Rating [Member]
Holdings [Line Items]
Percent of Total Investments	2.10%
C000006489 [Member] | Fitch, BB Rating [Member]
Holdings [Line Items]
Percent of Total Investments	13.00%
C000006489 [Member] | Fitch, BBB Rating [Member]
Holdings [Line Items]
Percent of Total Investments	18.30%
C000006489 [Member] | Fitch, A Rating [Member]
Holdings [Line Items]
Percent of Total Investments	15.80%
C000006489 [Member] | Fitch, AA Rating [Member]
Holdings [Line Items]
Percent of Total Investments	11.60%
C000006489 [Member] | Money Market Funds Quality [Member]
Holdings [Line Items]
Percent of Total Investments	2.60%
C000006489 [Member] | Moody's, Aaa Rating [Member]
Holdings [Line Items]
Percent of Total Investments	0.90%
C000006489 [Member] | Not Rated [Member]
Holdings [Line Items]
Percent of Total Investments	33.10%
C000006489 [Member] | Universities Dormitories [Member]
Holdings [Line Items]
Percent of Total Investments	3.50%
C000006489 [Member] | Universities Colleges [Member]
Holdings [Line Items]
Percent of Total Investments	3.60%
C000006489 [Member] | Utilities Other [Member]
Holdings [Line Items]
Percent of Total Investments	5.10%
C000006489 [Member] | Miscellaneous Revenue Other [Member]
Holdings [Line Items]
Percent of Total Investments	5.90%
C000006489 [Member] | Multi Family Housing Revenue [Member]
Holdings [Line Items]
Percent of Total Investments	6.40%
C000006489 [Member] | Airport Revenue [Member]
Holdings [Line Items]
Percent of Total Investments	6.40%
C000006489 [Member] | Land Development [Member]
Holdings [Line Items]
Percent of Total Investments	6.70%
C000006489 [Member] | Secondary Schools [Member]
Holdings [Line Items]
Percent of Total Investments	9.60%
C000006489 [Member] | Healthcare Revenue Hospitals [Member]
Holdings [Line Items]
Percent of Total Investments	11.90%
C000006489 [Member] | Healthcare Revenue Long Term Care [Member]
Holdings [Line Items]
Percent of Total Investments	15.20%
C000006489 [Member] | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Total Investments	23.10%
C000006489 [Member] | Non Fixed Income [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%
C000006489 [Member] | Fixed Income Securities [Member]
Holdings [Line Items]
Percent of Total Investments	97.40%
C000006489 [Member] | Equity [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%
C000006489 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	2.60%
C000006488 [Member] | Fitch, CC Rating [Member]
Holdings [Line Items]
Percent of Total Investments	1.50%
C000006488 [Member] | Fitch, CCC Rating [Member]
Holdings [Line Items]
Percent of Total Investments	1.10%
C000006488 [Member] | Fitch, B Rating [Member]
Holdings [Line Items]
Percent of Total Investments	2.10%
C000006488 [Member] | Fitch, BB Rating [Member]
Holdings [Line Items]
Percent of Total Investments	13.00%
C000006488 [Member] | Fitch, BBB Rating [Member]
Holdings [Line Items]
Percent of Total Investments	18.30%
C000006488 [Member] | Fitch, A Rating [Member]
Holdings [Line Items]
Percent of Total Investments	15.80%
C000006488 [Member] | Fitch, AA Rating [Member]
Holdings [Line Items]
Percent of Total Investments	11.60%
C000006488 [Member] | Money Market Funds Quality [Member]
Holdings [Line Items]
Percent of Total Investments	2.60%
C000006488 [Member] | Moody's, Aaa Rating [Member]
Holdings [Line Items]
Percent of Total Investments	0.90%
C000006488 [Member] | Not Rated [Member]
Holdings [Line Items]
Percent of Total Investments	33.10%
C000006488 [Member] | Universities Dormitories [Member]
Holdings [Line Items]
Percent of Total Investments	3.50%
C000006488 [Member] | Universities Colleges [Member]
Holdings [Line Items]
Percent of Total Investments	3.60%
C000006488 [Member] | Utilities Other [Member]
Holdings [Line Items]
Percent of Total Investments	5.10%
C000006488 [Member] | Miscellaneous Revenue Other [Member]
Holdings [Line Items]
Percent of Total Investments	5.90%
C000006488 [Member] | Multi Family Housing Revenue [Member]
Holdings [Line Items]
Percent of Total Investments	6.40%
C000006488 [Member] | Airport Revenue [Member]
Holdings [Line Items]
Percent of Total Investments	6.40%
C000006488 [Member] | Land Development [Member]
Holdings [Line Items]
Percent of Total Investments	6.70%
C000006488 [Member] | Secondary Schools [Member]
Holdings [Line Items]
Percent of Total Investments	9.60%
C000006488 [Member] | Healthcare Revenue Hospitals [Member]
Holdings [Line Items]
Percent of Total Investments	11.90%
C000006488 [Member] | Healthcare Revenue Long Term Care [Member]
Holdings [Line Items]
Percent of Total Investments	15.20%
C000006488 [Member] | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Total Investments	23.10%
C000006488 [Member] | Non Fixed Income [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%
C000006488 [Member] | Fixed Income Securities [Member]
Holdings [Line Items]
Percent of Total Investments	97.40%
C000006488 [Member] | Equity [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%
C000006488 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	2.60%
C000118060 [Member] | Fitch, D Rating [Member]
Holdings [Line Items]
Percent of Total Investments	0.40%
C000118060 [Member] | Fitch, CC Rating [Member]
Holdings [Line Items]
Percent of Total Investments	0.20%
C000118060 [Member] | Fitch, CCC Rating [Member]
Holdings [Line Items]
Percent of Total Investments	10.90%
C000118060 [Member] | Fitch, B Rating [Member]
Holdings [Line Items]
Percent of Total Investments	33.90%
C000118060 [Member] | Fitch, BB Rating [Member]
Holdings [Line Items]
Percent of Total Investments	49.40%
C000118060 [Member] | Fitch, BBB Rating [Member]
Holdings [Line Items]
Percent of Total Investments	1.20%
C000118060 [Member] | Money Market Funds Quality [Member]
Holdings [Line Items]
Percent of Total Investments	2.40%
C000118060 [Member] | Not Rated [Member]
Holdings [Line Items]
Percent of Total Investments	1.50%
C000118060 [Member] | Non Fixed Income [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%
C000118060 [Member] | Fixed Income Securities [Member]
Holdings [Line Items]
Percent of Total Investments	97.50%	[19]
C000118060 [Member] | Equity [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%
C000118060 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	2.40%

[1]	The fund invests a portion of its assets in Exchange-Traded Funds (ETFs) or Options on ETFs to gain fixed income exposure. Percentages include the direct exposure from investing in ETFs or Options on ETFs and not the indirect exposure to the underlying holdings.
[2]	The fund invests a portion of its assets in Exchange-Traded Funds (ETFs) or Options on ETFs to gain fixed income exposure. Percentages include the direct exposure from investing in ETFs or Options on ETFs and not the indirect exposure to the underlying holdings.
[3]	The fund invests a portion of its assets in Exchange-Traded Funds (ETFs) or Options on ETFs to gain fixed income exposure. Percentages include the direct exposure from investing in ETFs or Options on ETFs and not the indirect exposure to the underlying holdings.
[4]	The fund invests a portion of its assets in Exchange-Traded Funds (ETFs) or Options on ETFs to gain fixed income exposure. Percentages include the direct exposure from investing in ETFs or Options on ETFs and not the indirect exposure to the underlying holdings.
[5]	The fund invests a portion of its assets in Exchange-Traded Funds (ETFs) or Options on ETFs to gain fixed income exposure. Percentages include the direct exposure from investing in ETFs or Options on ETFs and not the indirect exposure to the underlying holdings.
[6]	The fund invests a portion of its assets in Exchange-Traded Funds (ETFs) or Options on ETFs to gain fixed income exposure. Percentages include the direct exposure from investing in ETFs or Options on ETFs and not the indirect exposure to the underlying holdings.
[7]	The fund invests a portion of its assets in Exchange-Traded Funds (ETFs) or Options on ETFs to gain fixed income exposure. Percentages include the direct exposure from investing in ETFs or Options on ETFs and not the indirect exposure to the underlying holdings.
[8]	The fund invests a portion of its assets in Exchange-Traded Funds (ETFs) or Options on ETFs to gain fixed income exposure. Percentages include the direct exposure from investing in ETFs or Options on ETFs and not the indirect exposure to the underlying holdings.
[9]	The fund invests a portion of its assets in Exchange-Traded Funds (ETFs) or Options on ETFs to gain fixed income exposure. Percentages include the direct exposure from investing in ETFs or Options on ETFs and not the indirect exposure to the underlying holdings.
[10]	The fund invests a portion of its assets in Exchange-Traded Funds (ETFs) or Options on ETFs to gain fixed income exposure. Percentages include the direct exposure from investing in ETFs or Options on ETFs and not the indirect exposure to the underlying holdings.
[11]	The fund invests a portion of its assets in Exchange-Traded Funds (ETFs) or Options on ETFs to gain fixed income exposure. Percentages include the direct exposure from investing in ETFs or Options on ETFs and not the indirect exposure to the underlying holdings.
[12]	The fund invests a portion of its assets in Exchange-Traded Funds (ETFs) or Options on ETFs to gain fixed income exposure. Percentages include the direct exposure from investing in ETFs or Options on ETFs and not the indirect exposure to the underlying holdings.
[13]	The fund invests a portion of its assets in Exchange-Traded Funds (ETFs) or Options on ETFs to gain fixed income exposure. Percentages include the direct exposure from investing in ETFs or Options on ETFs and not the indirect exposure to the underlying holdings.
[14]	The fund invests a portion of its assets in Exchange-Traded Funds (ETFs) or Options on ETFs to gain fixed income exposure. Percentages include the direct exposure from investing in ETFs or Options on ETFs and not the indirect exposure to the underlying holdings.
[15]	The fund invests a portion of its assets in Exchange-Traded Funds (ETFs) or Options on ETFs to gain fixed income exposure. Percentages include the direct exposure from investing in ETFs or Options on ETFs and not the indirect exposure to the underlying holdings.
[16]	The fund invests a portion of its assets in Exchange-Traded Funds (ETFs) or Options on ETFs to gain fixed income exposure. Percentages include the direct exposure from investing in ETFs or Options on ETFs and not the indirect exposure to the underlying holdings.
[17]	The fund invests a portion of its assets in Exchange-Traded Funds (ETFs) or Options on ETFs to gain fixed income exposure. Percentages include the direct exposure from investing in ETFs or Options on ETFs and not the indirect exposure to the underlying holdings.
[18]	The fund invests a portion of its assets in Exchange-Traded Funds (ETFs) or Options on ETFs to gain fixed income exposure. Percentages include the direct exposure from investing in ETFs or Options on ETFs and not the indirect exposure to the underlying holdings.
[19]	The fund invests a portion of its assets in Exchange-Traded Funds (ETFs) or Options on ETFs to gain fixed income exposure. Percentages include the direct exposure from investing in ETFs or Options on ETFs and not the indirect exposure to the underlying holdings.